Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Other provisions [abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Other £m	Total provisions £m
At 1 April 2024	2,418	353	338	3,109
Exchange adjustments	(47)	(5)	(1)	(53)
Additions	60	45	211	316
Unused amounts reversed	(126)	(8)	(16)	(150)
Adjustment for change in discount rate[1]	(82)	7	—	(75)
Unwinding of discount	105	13	5	123
Utilised	(139)	(6)	(58)	(203)
Reclassification to held for sale (note 10)	(17)	—	(1)	(18)
At 31 March 2025	2,172	399	478	3,049
Exchange adjustments	(49)	(4)	(4)	(57)
Additions	59	43	200	302
Unused amounts reversed	(53)	(50)	(26)	(129)
Adjustment for change in discount rate	(2)	(88)	—	(90)
Unwinding of discount	101	12	3	116
Utilised	(135)	(4)	(113)	(252)
Reclassifications to other payables (note 24)	—	—	(178)	(178)
At 31 March 2026	2,093	308	360	2,761

	2026	2025
	£m	£m
Current	425	357
Non-current	2,336	2,692
	2,761	3,049
1.In the prior year, US environmental provisions decreased by £82 million as a result of the change in the real discount rate from 1.5%
to 2.0%.

Schedule of environmental provision	The environmental provision is as follows:

	2026			2025
	Discounted £m	Real undiscounted £m	Real discount rate	Discounted £m	Real undiscounted £m	Real discount rate
UK sites	82	91	1.4%	107	115	1.0%
US sites	2,011	2,340	2.0%	2,065	2,440	2.0%
	2,093	2,431		2,172	2,555